UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22394

CHOU AMERICA MUTUAL FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Todd P. Zerega, Esq.
Perkins Coie LLP
700 13th Street, N.W., Suite 600
Washington, D. C. 20005-3960

Date of fiscal year end: December 31

Date of reporting period: July 1, 2018 – September 30, 2018

Item 1.  Schedule of Investments.

CHOU OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

Equity Securities - 81.1%

Common Stock - 81.1%

Shares	Security Description	Value
Consumer Discretionary - 1.5%
426,608	Sears Holdings Corp. (a)(b)	$412,871
140,324	Sears Hometown and Outlet Stores, Inc. (a)(b)	399,923
		812,794
Consumer Staples – 30.5%
211,319	Ascent Capital Group, Inc., Class A (b)	374,034
441,000	Bausch Health Cos., Inc. (b)(c)	11,320,470
214,577	Endo International PLC (a)(b)(c)	3,611,331
65,000	Teva Pharmaceutical Industries, Ltd., ADR (a)	1,400,100
		16,705,935
Consumer, Cyclical - 8.0%
12,523	Allegiant Travel Co. (a)	1,587,917
59,992	Spirit Airlines, Inc. (a)(b)	2,817,824
		4,405,741
Consumer, Non-cyclical – 2.0%
15,601	DaVita, Inc. (b)	1,117,500
Financial - 14.5%
52,960	Bank of America Corp.	1,560,202
19,633	JPMorgan Chase & Co.	2,215,388
225,000	MBIA, Inc. (a)(b)	2,405,250
33,717	Wells Fargo & Co.	1,772,165
		7,953,005
Materials - 24.6%
1,038,721	Resolute Forest Products, Inc. (b)(c)	13,451,437

Total Common Stock (Cost $53,209,983)		44,446,412

Preferred Stock - 0.0%

Shares	Security Description	Rate	Value
Communications - 0.0%
500	Overstock.com, Inc. (callable at 16 beginning 10/30/18) (d)	1.00%	13,588

Total Preferred Stock (Cost $7,840)			13,588
Total Equity Securities (Cost $53,217,823)			44,460,000

Fixed Income Securities - 19.3%

Syndicated Loan - 19.3%

Principal	Security Description	Rate	Maturity	Value
Energy - 19.3%
$23,296,667	EXCO Resources, Inc. (e)(f)	12.50%	10/26/20	10,599,983

Total Fixed Income Securities (Cost $18,648,425)				10,599,983

CHOU OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

Collateral Received for Securities Loaned - 6.4% (g)

Principal	Security Description	Rate	Maturity	Value
$159,151	U.S. Treasury Bill	0.00%	10/18/18-03/14/19	$158,564
457,478	U.S. Treasury Bond	2.25-8.75	05/15/20-11/15/47	460,040
72,851	U.S. Treasury Inflation Indexed Bonds	0.625-3.875	01/15/25-02/15/44	97,788
248,842	U.S. Treasury Inflation Indexed Notes	0.125-1.125	04/15/19-07/15/28	257,264
2,599,341	U.S. Treasury Note	0.75-3.625	10/31/18-11/15/56	2,523,558
Total Collateral Received for Securities Loaned (Cost $3,497,214)				3,497,214

Repurchase Agreements - 8.6% (h)

Principal	Security Description	Rate	Maturity	Value
1,093,921	Citigroup Global Markets, Inc. dated 9/28/18, repurchase price $1,094,127 collateralized by U.S. Government Agencies, ranging from 0.00-11.00%, maturing 10/15/18-2/1/57 and U.S. Treasury Securities ranging from 0.00-5.25%, maturing 11/15/28-8/15/48; total market value $1,112,096.	2.26	10/01/18	1,093,921
1,093,921	Daiwa Capital Markets America Inc., dated 9/28/18, repurchase price $1,094,128 collateralized by U.S. Government Agencies ranging from 2.00-6.50%, maturing 1/1/19-2/1/49 and U.S. Treasury Securities, ranging from 0.00-8.875%, maturing 10/25/18-9/9/49; total market value $1,112,779.	2.27	10/01/18	1,093,921
324,010	Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 9/28/18, repurchase price $324,071 collateralized by U.S. Treasury Securities, ranging from 0.00-1.625%, maturing 5/23/19-2/15/48; total market value $329,358.	2.25	10/01/18	324,010
1,093,921	Nomura Securities International, Inc., dated 9/28/18, repurchase price $1,094,128 collateralized by U.S. Government Agencies ranging from 0.00-9.50%, maturing 10/15/18-08/20/68 and U.S. Treasury Securities ranging from 0.00-2.75%, maturing 9/30/18-9/9/49 total market value $1,112,925.	2.27	10/01/18	1,093,921
1,093,921	RBC Dominion Securities Inc., dated 9/28/18, repurchase price $1,093,990 collateralized by U.S. Government Agencies, ranging from 3.00-7.00%, maturing 6/15/34- 9/20/48 and U.S. Treasury Securities ranging from 0.00- 4.50%, maturing 10/14/18-9/9/49; total market value $1,112,472.	2.26	10/01/18	1,093,921
Total Repurchase Agreements (Cost $4,699,694)				4,699,694

Investments, at value - 115.4% (Cost $80,063,156)				$63,256,891

CHOU OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

Written Options - (5.1)%

Call Options Written - (5.1)%

Contracts	Security Description	Strike Price	Exp. Date	Notional Contract Value	Value
Consumer Staples - (1.3)%
(4,000)	Bausch Health Cos., Inc.	$27.50	01/22/19	$10,268,000	$(738,000)
Consumer, Non-cyclical - (2.6)%
(2,000)	Endo International PLC	12.00	01/21/20	3,366,000	(1,420,000)
Materials - (1.2)%
(2,000)	Resolute Forest Products, Inc.	12.50	10/23/18	2,590,000	(150,000)
(2,163)	Resolute Forest Products, Inc.	12.50	01/22/19	2,801,085	(319,043)
(2,000)	Resolute Forest Products, Inc.	15.00	04/23/19	2,590,000	(195,000)
					(664,043)

Total Written Options (Premiums Received $(1,726,660))					(2,822,043)

Other Assets & Liabilities, Net – (10.3)%					(5,614,870)
Net Assets - 100.0%					$54,819,978

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	This security or a portion of the security is out on loan as of September 30, 2018, and may be collateralized by cash not reflected on this Schedule of Investments. Total loaned securities had a value of $7,971,984 as of September 30, 2018.
(b)	Non-income producing security.
(c)	Subject to call option written by the Fund.
(d)	Perpetual maturity security.
(e)	Payment in Kind Security. Security that gives the issuer the option as each interest payment date of making interest payments in either cash or additional debt securities.
(f)	Security is currently in default and is on a scheduled interest or principal payment.
(g)	These securities represent the collateral received in connection with securities out on loan as of September 30, 2018.
(h)	These securities represent the investment of the collateral received in connection with securities out on loan at September 30, 2018.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CHOU OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value
Common Stock	$44,446,412	$–	$–	$44,446,412
Preferred Stock	13,588	–	–	13,588
Syndicated Loan	–	10,599,983	–	10,599,983
Collateral Received for Securities Loaned	–	3,497,214	–	3,497,214
Repurchase Agreements	–	4,699,694	–	4,699,694
Investments at Value	$44,460,000	$18,796,891	$–	$63,256,891
Total Assets	$44,460,000	$18,796,891	$–	$63,256,891
Liabilities
Other Financial Instruments*
Written Options	–	(2,822,043)	–	(2,822,043)
Total Liabilities	$–	$(2,822,043)	$–	$(2,822,043)

*	Other Financial Instruments are derivative instruments not reflected in the investments at value, such as written options, which are valued at their market value at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

CHOU INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

Equity Securities - 10.2%

Common Stock - 10.2%

Shares	Security Description	Value
Consumer, Cyclical - 7.0%
788,273	Wow Unlimited Media, Inc., Class A (a)	$732,340
Energy - 3.2%
31,249	SandRidge Energy, Inc. (a)	339,677

Total Common Stock (Cost $1,855,432)		1,072,017
Total Equity Securities (Cost $1,855,432)		1,072,017
Fixed Income Securities - 67.8%

Corporate Convertible Bonds - 17.5%

Principal	Security Description	Rate	Maturity	Value
Consumer Staples - 13.2%
$2,000,000	Ascent Capital Group, Inc.	4.00%	07/15/20	1,400,000
Financials - 4.3%
850,000	Atlanticus Holdings Corp.	5.88	11/30/35	453,794

Total Corporate Convertible Bonds (Cost $2,267,310)				1,853,794

Corporate Non-Convertible Bonds - 36.0%

Principal	Security Description	Rate	Maturity	Value
Consumer Staples - 20.2%
851,006	Avangardco Investments Public, Ltd. (b)	10.00	10/29/18	182,966
1,000,000	Mriya Agro Holding PLC (b)	9.45	04/19/19	41,031
5,101,866	Ukrlandfarming PLC (b)	10.88	03/26/18	1,144,247
800,000	Valeant Pharmaceuticals International, Inc. (c)	6.13	04/15/25	762,840
				2,131,084
Energy - 2.6%
1,000,000	Westmoreland Coal Co. (b)(c)	8.75	01/01/22	275,000
Financials - 9.7%
500,000	Endo Designated Activity Company (c)	6.00	07/15/23	446,250
650,000	Mallinckrodt International Finance SA (c)(d)	5.63	10/15/23	578,500
				1,024,750
Materials - 3.5%
453,617	Centrus Energy Corp. (c)	8.25	02/28/27	365,162
400,000	Sino-Forest Corp. (b)(e)	6.25	10/21/17	600
225,000	Sino-Forest Corp. (b)(e)	6.25	10/21/17	337
				366,099

Total Corporate Non-Convertible Bonds (Cost $9,097,701)				3,796,933

Syndicated Loans - 14.3%

Principal	Security Description	Rate	Maturity	Value
Consumer Staples - 0.9%
87,132	Dex Media, Inc. (ICE LIBOR + 10.00%) (f)	12.25	07/29/21	88,738
Energy - 13.4%
3,115,000	EXCO Resources, Inc. (b)(g)	12.50	10/26/20	1,417,325

Total Syndicated Loans (Cost $2,659,761)				1,506,063
Total Fixed Income Securities (Cost $14,024,772)				7,156,790

CHOU INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

Repurchase Agreements - 5.7% (h)

Principal	Security Description	Rate	Maturity	Value
$105,386	Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 09/28/18, repurchase price $105,406 collateralized by U.S. Treasury Securities, ranging from 0.00-1.63%, maturing 5/23/19-2/15/48; total market value $107,494.	2.25%	10/01/18	$105,386
250,000	Nomura Securities International, Inc., dated 09/28/18, repurchase price $250,047 collateralized by U.S. Government Agencies ranging from 0.00-9.50%, maturing 10/15/18-8/20/68 and U.S. Treasury Securities ranging from 0.00-2.75%, maturity 9/30/18-9/9/49; total market value $254,343.	2.27	10/01/18	250,000
250,000	RBC Dominion Securities Inc., dated 9/28/18, repurchase price $250,047 collateralized by U.S. Government Agencies ranging from 3.00-7.00%, maturing 6/15/34- 9/20/48 and U.S. Treasury Securities ranging from 0.00-4.00%, maturing 10/4/18-2/15/48 total market value $254,239.	2.26	10/01/18	250,000
Total Repurchase Agreements (Cost $605,386)				605,386

Investments, at value - 83.7% (Cost $16,485,590)				$8,834,193
Other Assets & Liabilities, Net - 16.3%				1,718,282
Net Assets - 100.0%				$10,552,475

ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Security is currently in default and is on a scheduled interest or principal payment.
(c)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $2,427,752 or 23.0% of net assets.
(d)	This security or a portion of the security is out on loan as of September 30, 2018, and may be collateralized by cash not reflected on this Schedule of Investments. Total loaned securities had a value of $578,500 as of September 30, 2018.
(e)	Security represents entitlement to potential distributions from a litigation trust.
(f)	Floating Rate security. Rate presented is as of September 30, 2018.
(g)	Payment in Kind Security. Security that gives the issuer the option as each interest payment date of making interest payments in either cash or additional debt securities.
(h)	These securities represent the investment of the collateral received in connection with securities out on loan at September 30, 2018.

The following is a summary of the inputs used to value the Fund's instruments as of September 30, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

CHOU INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value
Common Stock	$1,072,017	$–	$–	$1,072,017
Corporate Convertible Bonds	–	1,853,794	–	1,853,794
Corporate Non-Convertible Bonds	–	3,796,933	–	3,796,933
Syndicated Loans	–	1,506,063	–	1,506,063
Repurchase Agreements	–	605,386	–	605,386
Total Assets	$1,072,017	$7,762,176	$–	$8,834,193

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHOU AMERICA MUTUAL FUNDS

By:	/s/ Francis S. M. Chou
Francis S. M. Chou, Principal Executive Officer
Date:	November 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis S. M. Chou
Francis S. M. Chou, Principal Executive Officer
Date:	November 16, 2018

By:	/s/ Michael J. McKeen
Michael J. McKeen, Principal Financial Officer
Date:	November 16, 2018

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